Segmented Information (Details) - Schedule of Currently Operates in a Single Reportable Operating Segment - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Currently Operates in a Single Reportable Operating Segment [Line Items]
Non-current assets other than financial instruments	$ 453,737	$ 533,731	$ 618,210
Canada [Member]
Schedule of Currently Operates in a Single Reportable Operating Segment [Line Items]
Non-current assets other than financial instruments	452,683	532,276	614,977
United States [Member]
Schedule of Currently Operates in a Single Reportable Operating Segment [Line Items]
Non-current assets other than financial instruments	$ 1,054	$ 1,455	$ 3,233